Property and Equipment, Net (Tables)	9 Months Ended
Sep. 30, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net	Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Computers and equipment	3 years
Furniture and fixtures	5 - 7 years
Leasehold improvements	shorter of lease term or 5 years
Property and equipment, net consists of the following (in thousands):

	December 31, 2019	December 31, 2020	September 30, 2021
			(unaudited)
Leasehold improvements	$6,945	$9,143	$8,541
Computer and other equipment	4,111	5,630	6,566
Furniture and fixtures	1,411	2,107	2,101
	12,467	16,880	17,208
Less: Accumulated depreciation	(3,727)	(6,596)	(8,091)
Total property and equipment, net	$8,740	$10,284	$9,117